Note 6 - Fixed Assets - Schedule of Fixed Assets (Details) - USD ($)	9 Months Ended
	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Equipment [Member]
Property, plant and equipment	$ 755,000	$ 539,000
Estimated useful life	5 years
Furniture and Fixtures [Member]
Property, plant and equipment	$ 166,000	162,000
Estimated useful life	5 years
Leasehold Improvements [Member]
Property, plant and equipment	$ 648,000	598,000
Capital Leases (Primarily Composed of Computer Equipment [Member]
Property, plant and equipment	$ 652,000	452,000
Estimated useful life	5 years
Property, plant and equipment	$ 2,221,000	1,751,000	$ 1,497,000
Less accumulated depreciation and amortization	(1,384,000)	(1,039,000)	(745,000)
Fixed assets – net	$ 837,000	$ 712,000	$ 752,000